Prepaid Expenses and Other Current Assets, Net (Tables)	6 Months Ended
Sep. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net
	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Advance to suppliers	433,363	451,490
Receivables from supply chain service provider	6,114	4
Other receivables	18,532	25,900
Allowance for doubtful accounts	(355)	(355)
Prepaid expenses and other current assets, net	457,654	477,039